Document And Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-1	S-1
Amendment Flag	false	false
Document Period End Date	Mar 31, 2012	Dec 31, 2011
Entity Registrant Name	Organovo Holdings, Inc.	Organovo Holdings, Inc.
Entity Central Index Key	0001497253	0001497253
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company

Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 10,352,507	$ 339,607	$ 285,308
Grants receivable			59,744
Inventory	337,396	291,881	68,022
Deferred financing costs		318,843
Prepaid expenses and other current assets	144,800	79,874	11,042
Total current assets	10,834,703	1,030,205	424,116
Fixed Assets - Net	268,886	278,208	295,539
Restricted cash	38,290
Other Assets	98,671	100,419	40,743
Total assets	11,240,550	1,408,832	760,398
Liabilities and Stockholders' Deficit
Accounts payable	440,890	657,560	284,217
Accrued expenses	401,183	437,837	305,580
Deferred revenue	268,875	152,500	106,925
Related party note payable			25,000
Accrued interest payable		24,018	251,536
Convertible notes payable, current portion		703,833	200,000
Total current liabilities	1,110,948	1,975,748	1,173,258
Warrant Liabilities	47,514,710	1,266,869
Convertible notes payable, long-term portion			1,887,500
Total liabilities	48,625,658	3,242,617	3,060,758
Stockholders' Deficit
Common stock, $0.001 par value; 75,000,000 shares authorized, 43,693,241 and 22,445,254 issued and outstanding at March 31, 2012 and December 31, 2011, respectively	43,693	22,445	1,471
Additional paid-in capital	6,343,337	4,835,326	6,463
Deficit accumulated during the development stage	(43,772,138)	(6,691,556)	(2,308,294)
Total stockholders' deficit	(37,385,108)	(1,833,785)	(2,300,360)
Total Liabilities and Stockholders' Deficit	$ 11,240,550	$ 1,408,832	$ 760,398

Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance Sheets [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	43,693,241	22,445,254	14,707,020
Common stock, shares outstanding	43,693,241	22,445,254	14,707,020

Statements Of Operations (USD $)	3 Months Ended		12 Months Ended		59 Months Ended	176 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012	Dec. 31, 2011
Revenues
Product		$ 100,000	$ 223,500		$ 223,500	$ 223,500
Collaborations	120,000	73,865	688,088	75,000	883,088	763,088
Grants		26,924	56,925	528,412	664,112	664,112
Total Revenues	120,000	200,789	968,513	603,412	1,770,700	1,650,700
Cost of product revenue		50,584	133,607		133,607	133,607
Selling, general, and administrative expenses	901,843	243,494	1,705,171	577,914	3,567,881	2,666,038
Research and development expenses	547,287	398,664	1,419,718	1,203,716	3,745,675	3,198,388
Loss from Operations	(1,329,130)	(491,953)	(2,289,983)	(1,178,218)	(5,676,463)	(4,347,333)
Other Income (Expense)
Fair value of warrant liabilities in excess of proceeds received	(19,019,422)				(19,019,422)
Change in fair value of warrant liabilities	(13,505,819)				(13,512,388)
Financing transaction costs in excess of proceeds received	(2,129,500)				(2,129,500)
Interest expense	(1,087,453)	(53,082)	(2,066,889)	(160,873)	(3,405,895)	(2,318,442)
Interest income	291		64	81	2,298	2,007
Other expense	(9,549)	(1,550)	(26,454)	316	(30,768)	(27,788)
Total Other Income (Expense)	(35,751,452)	(54,632)	(2,093,279)	(160,476)	(38,095,675)	(2,344,223)
Net Loss	$ (37,080,582)	$ (546,585)	$ (4,383,262)	$ (1,338,694)	$ (43,772,138)	$ (6,691,556)
Net loss per common share - basic and diluted	$ (1.17)	$ (0.04)
Weighted average shares used in computing net loss per common share - basic and diluted	31,591,663	14,881,058			31,591,663

Statements Of Stockholders' Deficit (USD $)	Total	Common Stock	Additional Paid-In Capital	Deficit Accumulated During The Development Stage
Beginning balance at Apr. 18, 2007
Beginning balance, shares at Apr. 18, 2007
Issuance of Common stock
Issuance of Common stock, shares
Stock-based compensation expense
Net Loss
Ending balance at Dec. 31, 2007
Ending balance, shares at Dec. 31, 2007
Issuance of Common stock to founders		1,730	(1,730)
Issuance of Common stock to founders, shares	1,729,532	1,729,532
Issuance of restricted Common stock		12,628	(12,628)
Issuance of restricted Common stock, shares		12,627,697
Stock-based compensation expense	1,742		1,742
Net Loss	(97,559)			(97,559)
Ending balance at Dec. 31, 2008	(95,817)	14,358	(12,616)	(97,559)
Ending balance, shares at Dec. 31, 2008		14,357,229
Issuance of restricted Common stock		130	(130)
Issuance of restricted Common stock, shares		130,422
Stock-based compensation expense	2,336		2,336
Net Loss	(872,041)			(872,041)
Ending balance at Dec. 31, 2009	(965,522)	14,488	(10,410)	(969,600)
Ending balance, shares at Dec. 31, 2009		14,487,651
Issuance of restricted Common stock		219	(219)
Issuance of restricted Common stock, shares		219,369
Stock-based compensation expense	3,856		3,856
Net Loss	(1,338,694)			(1,338,694)
Ending balance at Dec. 31, 2010	(2,300,360)	14,707	(6,773)	(2,308,294)
Ending balance, shares at Dec. 31, 2010		14,707,020
Issuance of restricted Common stock		61	(61)
Issuance of restricted Common stock, shares		61,406
Issuance of Common stock through conversion of notes payable	3,489,758	7,677	3,482,081
Issuance of Common stock through conversion of notes payable, shares		7,676,828
Warrants issued with convertible notes and conversion of notes	1,111,364		1,111,364
Beneficial conversion feature of convertible notes payable	239,700		239,700
Stock-based compensation expense	9,015		9,015
Net Loss	(4,383,262)			(4,383,262)
Ending balance at Dec. 31, 2011	(1,833,785)	22,445	4,835,326	(6,691,556)
Ending balance, shares at Dec. 31, 2011		22,445,254
Issuance of Common stock in connection with the merger		6,000	(6,000)
Issuance of common stock in connection with the merger, shares		6,000,000
Issuance of Common stock through private placements in connection with the merger	13,722,600	13,723	13,708,877
Issuance of Common stock through private placements in connection with the merger, shares		13,722,600
Costs associated with the merger	(13,722,600)		(13,722,600)
Issuance of Common stock through conversion of notes payable and accrued interest in connection with the merger	1,525,387	1,525	1,523,862
Issuance of Common stock through conversion of notes payable and accrued interest in connection with the merger, shares		1,525,387
Stock-based compensation expense	3,872		3,872
Net Loss	(37,080,582)			(37,080,582)
Ending balance at Mar. 31, 2012	$ (37,385,108)	$ 43,693	$ 6,343,337	$ (43,772,138)
Ending balance, shares at Mar. 31, 2012		43,693,241

Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended		56 Months Ended	59 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Cash Flows From Operating Activities
Net loss	$ (37,080,582)	$ (546,585)	$ (4,383,262)	$ (1,338,694)	$ (6,691,556)	$ (43,772,138)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred financing costs	318,843		119,451		119,451	438,296
Depreciation and amortization	16,607	15,596	68,064	58,669	156,328	172,935
Amortization of debt discount	896,167		1,187,569		1,187,569	2,083,735
Interest accrued on convertible notes payable	11,616	53,082				495,392
Fair value of warrant liabilities in excess of proceeds	19,019,422					19,019,422
Change in fair value of warrant liabilities	13,505,819		6,569		6,569	13,512,388
Stock-based compensation	3,872	1,187	9,015	3,856	16,949	20,821
Warrants issued in connection with exchange agreement			527,629		527,629	527,629
Increase (decrease) in cash resulting from changes in:
Accounts receivable		(199,213)
Grants receivable		59,744	59,744	(54,846)
Inventory	(45,515)	(10,634)	(223,859)	(68,022)	(291,881)	(337,396)
Prepaid expenses and other assets	(64,926)	(14,125)	(68,693)	(2,409)	(93,005)	(157,932)
Accounts payable	(216,670)	61,630	373,343	230,165	657,560	440,890
Accrued expenses	(36,654)	(872)	132,257	83,404	437,837	401,183
Deferred revenue	116,375	268,423	45,575	106,925	152,500	268,875
Accrued interest payable			232,240	160,856	483,776
Net cash used in operating activities	(3,555,626)	(311,767)	(1,914,358)	(820,096)	(3,330,274)	(6,885,900)
Cash Flows From Investing Activities
Restricted cash deposits	(38,290)					(38,290)
Purchases of fixed assets	(5,537)		(45,547)	(48,072)	(426,823)	(432,360)
Purchases of intangible assets			(65,000)	(5,000)	(95,000)	(95,000)
Net cash used in investing activities	(43,827)		(110,547)	(53,072)	(521,823)	(565,650)
Cash Flows From Financing Activities
Proceeds from issuance of convertible notes payable		160,000	2,542,500	992,500	4,630,000	4,630,000
Proceeds from issuance of common stock and warrants	13,722,600					13,722,600
Proceeds from issuance of related party notes payable			225,000	25,000	250,000	250,000
Repayment of related party notes payable		(25,000)	(250,000)		(250,000)	(250,000)
Repayment of convertible notes and interest payable	(110,247)					(110,247)
Deferred financing costs		(901)	(438,296)		(438,296)	(438,296)
Net cash provided by financing activities	13,612,353	134,099	2,079,204	1,017,500	4,191,704	17,804,057
Net Increase (Decrease) in Cash and Cash Equivalents	10,012,900	(177,668)	54,299	144,332	339,607	10,352,507
Cash and Cash Equivalents at Beginning of Period	339,607	285,308	285,308	140,976
Cash and Cash Equivalents at End of Period	10,352,507	107,640	339,607	285,308	339,607	10,352,507
Supplemental Disclosure of Cash Flow Information:
Interest	10,247					10,247
Income Taxes	800	2,400	800	1,600	2,400	3,200
Supplemental Disclosure of Noncash Investing and Financing Activities:
Issuance restricted Common stock to certain employees, advisors and consultants			61,406	219,369	13,038,894
Warrants and related beneficial conversion feature valued			823,435		823,435
Warrants issued in connection with convertible notes payable			1,260,300		1,260,300
Issuance of Common stock to note holders	1,525,387		7,676,828
Convertible Notes principal balance	1,500,000		3,030,000
Accrued interest	$ 25,387		$ 459,758

Summary Of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. Summary of Significant Accounting Policies
Nature of operations and basis of presentation

References in these notes to the unaudited condensed financial statements to “Organovo Holdings, Inc.,” “Organovo Holdings,” “we,” “us,” “our,” “the Company” and “our Company” refer to Organovo Holdings, Inc. and its consolidated subsidiary Organovo, Inc.

The Company has developed and is commercializing a platform technology for the generation of three-dimensional (3D) human tissues that can be employed in drug discovery and development, biological research, and as therapeutic implants for the treatment of damaged or degenerating tissues and organs.

As of March 31, 2012, the Company has devoted substantially all of its efforts to product development, raising capital, and building infrastructure. The Company has not realized significant revenues from its planned principal operations. Accordingly, the Company is considered to be in the development stage.

The accompanying interim condensed financial statements have been prepared by the Company, without audit, in accordance with the instructions to Form 10-Q and, therefore, do not necessarily include all information and footnotes necessary for a fair statement of its financial position, results of operations and cash flows in accordance with generally accepted accounting principles (“GAAP”). The balance sheet at December 31, 2011 is derived from the audited balance sheet at that date.

In the opinion of management, the unaudited financial information for the interim periods presented reflects all adjustments, which are only normal and recurring, necessary for a fair statement of financial position, results of operations and cash flows. These financial statements should be read in conjunction with the financial statements included in the Company’s Form 8-K/A for the fiscal year ended December 31, 2011 filed with the Securities and Exchange Commission (the “SEC”) on May 11, 2012. Operating results for interim periods are not necessarily indicative of operating results for the Company’s 2012 fiscal year.

Merger transaction

On February 8, 2012, Organovo, Inc., a privately held Delaware corporation, merged with and into Organovo Acquisition Corp., a wholly-owned subsidiary of the Company, a publicly traded Delaware corporation, with the Organovo, Inc. surviving the merger as a wholly-owned subsidiary of the Company (the “Merger”). As a result of the Merger, the Company acquired the business of the Organovo, Inc., and will continue the existing business operations of Organovo, Inc.

Simultaneously with the Merger, on February 8, 2012 (the “closing date”), all of the issued and outstanding shares of Organovo, Inc.’s common stock converted, on a 1 for 1 basis, into shares of the Company’s Common stock, par value $0.001 per share. Also on the closing date, all of the issued and outstanding options to purchase shares of Organovo, Inc.’s common stock and other outstanding warrants to purchase Organovo, Inc.’s common stock, and all of the issued and outstanding bridge warrants to purchase shares of Organovo, Inc.’s common stock, converted, respectively, on a 1 for 1 basis, into options, warrants and new bridge warrants to purchase shares of the Company’s common stock.

Immediately following the consummation of the Merger: (i) the former security holders of Organovo, Inc. common stock had an approximate 75% voting interest in the Company and the Company stockholders retained an approximate 25% voting interest, (ii) former executive management team of Organovo, Inc. remained as the only continuing executive management team for the Company, and (iii) the Company’s ongoing operations consist solely of the ongoing operations of Organovo, Inc. Based primarily on these factors, the Merger was accounted for as a reverse merger and a recapitalization in accordance with GAAP. As a result, these financial statements reflect the historical results of Organovo, Inc. prior to the Merger, and the combined results of the Company following the Merger. The par value of Organovo, Inc. common stock immediately prior to the Merger was $0.0001 per share. The par value subsequent to the Merger is $0.001 per share, and therefore the historical results of Organovo, Inc. prior to the Merger have been retroactively adjusted to affect the change in par value.

In connection with three separate closings of a private placement transaction completed in connection with the Merger (the “Private Placement”), the Company received gross proceeds of approximately $5,000,000, $1,800,000 and $6,900,000 on February 8, 2012, February 29, 2012 and March 16, 2012, respectively. The Company previously received $1,500,000 from the purchase of 6% convertible notes which were automatically converted into 1,500,000 shares of common stock, plus 25,387 shares for accrued interest of $25,387 on the principal, at February 8, 2012. See Note 3.

The cash transaction costs related to the Merger were approximately $2,129,500.

Before the Merger, Organovo Holdings’ board of directors and stockholders adopted the 2012 Equity Incentive Plan (the “2012 Plan”). The 2012 Plan provides for the issuance of 6,553,986 shares of the Company’s Common stock to executive officers, directors, advisory board members and employees. In addition, Organovo Holdings assumed and adopted Organovo, Inc.’s 2008 Equity Incentive Plan.

Liquidity

As of March 31, 2012, the Company had an accumulated deficit of approximately $43,772,000. The Company also had negative cash flow from operations of approximately $3,556,000 during the three months ended March 31, 2012.

On February 8, 2012, the Company received gross proceeds of approximately $5,000,000 in a private placement offering in conjunction with the Merger. On February 29, 2012 and March 16, 2012, the Company completed two additional closings of its Private Placement and received total gross proceeds of approximately $8,722,000.

The Company expects to cover its anticipated operating expenses over the next twelve months through cash on hand including the funds raised during the first quarter of 2012 through the Private Placement of its securities and funds received through collaborative agreements, and other commercial arrangements.

The Company’s ability to continue its operations is dependent upon its ability to raise additional capital through equity or debt financing, and to generate capital through collaborative research agreements and other commercial arrangements. There can be no assurance that any additional financing will be available on acceptable terms or available at all. Any equity financing may result in dilution to existing stockholders and any debt financing may include restrictive covenants.

The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of these uncertainties.

Use of estimates	The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Significant estimates used in preparing the financial statements include those assumed in computing the valuation of warrants and conversion features, revenue recognized under the proportional performance model, the valuation of stock-based compensation expense, and the valuation allowance on deferred tax assets.

Cash and cash equivalents	The Company considers all highly liquid investments with original maturities of 90 days or less to be cash equivalents.

Restricted cash	As of March 31, 2012, the Company had $38,290 of restricted cash deposited with a financial institution, held in certificates of deposit to support a letter of credit agreement related to the facility lease entered into during 2012.

Inventory

Inventories are stated at the lower of the cost or market (first-in, first out). Inventory at March 31, 2012 consisted of approximately $279,000 in finished goods and approximately $58,000 in raw materials. Inventory at December 31, 2011 consisted of approximately $235,000 in finished goods and approximately $56,900 in raw materials.

The Company provides inventory allowances based on excess or obsolete inventories determined based on anticipated use in the final product. There was no obsolete inventory reserve as of March 31, 2012 or December 31, 2011.

Deferred financing costs	As of December 31, 2011, deferred financing costs consisted of approximately $140,000 associated with the Merger transaction and approximately $179,000 associated with convertible notes as part of the private placement offering that was initiated in the fourth quarter of 2011. The deferred financing costs related to the private placement offering were amortized over the life of the convertible notes and fully amortized to expense upon conversion of the convertible notes on February 8, 2012. The deferred financing costs associated with the Merger transaction in excess of the proceeds received were expensed at the effective Merger date. As of March 31, 2012, there were no deferred financing costs.

Fixed assets and depreciation	Property and equipment are carried at cost. Expenditures that extend the life of the asset are capitalized and depreciated. Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the related assets or, in the case of leasehold improvements, over the lesser of the useful life of the related asset or the lease term. The estimated useful life of the fixed assets range between three and ten years.

Impairment of long-lived assets	In accordance with authoritative guidance the Company reviews its long-lived assets, including property and equipment and other assets, for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. To determine recoverability of its long-lived assets, the Company evaluates whether future undiscounted net cash flows will be less than the carrying amount of the assets and adjusts the carrying amount of its assets to fair value. Management has determined that no impairment of long-lived assets occurred in the period from inception through March 31, 2012.

Fair value measurement	Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

☐       Level 1 — Quoted prices in active markets for identical assets or liabilities.

☐       Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

☐       Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of March 31, 2012 and December 31, 2011, cash and cash equivalents were comprised of cash in checking accounts.

The Company used Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions (see Note 2). The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to fair value of derivative liabilities.

At March 31, 2012, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at March 31, 2012

	Balance at March, 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant liability	$47,514,710	—	—	$47,514,710

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the three months ended March 31, 2012:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at December 31, 2011	$1,266,869
Issuances	32,742,022
Adjustments to estimated fair value	13,505,819

Ending balance at March 31, 2012	$47,514,710

Revenue recognition

Research and Development Revenue Under Collaborative Agreements.

In December 2010, the Company entered into a 12 month research contract agreement with a third party, whereby the Company was engaged to perform research and development services on a fixed-fee basis for approximately $600,000. Based on the proportional performance criteria, the Company recognized approximately $0 and $74,000 in revenue related to the contract during three months ended March 31, 2012 and 2011, respectively. Total revenue recognized on the contract from inception through March 31, 2012 was approximately $450,000.

In October 2011, the Company entered into a research contract agreement with a third party, whereby the Company will perform research and development services on a fixed-fee basis for $1,365,000. The agreement included an initial payment to the Company of approximately $239,000, with remaining payments expected to occur over a 21-month period. During the period ended March 31, 2012, the Company recorded approximately $120,000 in revenue related to the research contract in recognition of the proportional performance achieved by the Company during the first quarter of 2012. Total revenue recognized on the contract from inception through March 31, 2012 was approximately $359,000.

NIH and U.S. Treasury Grant Revenues

During 2010, the U.S. Treasury awarded the Company two one-time grants totaling approximately $397,300 for investments in qualifying therapeutic discovery projects under section 48D of the Internal Revenue Code. The grants cover reimbursement for qualifying expenses incurred by the Company in 2010 and 2009. The proceeds from these grants are classified in “Revenues – Grants” for the period from inception through March 31, 2012.

During 2010 and 2009, the NHLBI, a division of the NIH, awarded the Company two research grants totaling approximately $268,000. Revenues from the NIH grants are based upon internal and subcontractor costs incurred that are specifically covered by the grant, and where applicable, an additional facilities and administrative rate that provides funding for overhead expenses. These revenues are recognized when expenses have been incurred by subcontractors and as the Company incurs internal expenses that are related to the grant. Revenue recognized under these grants for the three months ended March 31, 2012 and 2011 was approximately $0 and $27,000, respectively. Total revenue recorded under these grants from inception through March 31, 2012 was approximately $268,000.

Billings to customers or payments received from customers are included in deferred revenue on the balance sheet until all revenue recognition criteria are met. As of March 31, 2012 and December 31, 2011, the Company had approximately $268,900 and $152,500 in deferred revenue related to its collaborative research programs.

Net loss per share	Net loss per share is presented as both basic and diluted net loss per share. Basic net loss per share excludes any dilutive effects of options, shares subject to repurchase and warrants. Diluted net loss per share includes the impact of potentially dilutive securities. No dilutive effect was calculated for the three months ended March 31, 2012 and 2011 as the Company reported a net loss for each respective period and the effect would have been anti-dilutive. The Company had outstanding common share equivalents of 25,817,738 and 2,243,350 at March 31, 2012 and 2011, respectively.

1. Summary of Significant Accounting Policies	A summary of the Company’s significant accounting policies consistently applied in the preparation of the accompanying financial statements follows.

Nature of operations

Organovo, Inc. (“the Company”) was founded in Delaware in April 2007 and is a Delaware Corporation. Activities since the Company’s inception through 2011 were devoted primarily to developing a platform technology for the generation of three-dimensional (3D) human tissues that can be employed in drug discovery and development, biological research, and as therapeutic implants for the treatment of damaged or degenerating tissues and organs.

As of December 31, 2011, the Company has devoted substantially all of its efforts to product development, raising capital, and building infrastructure. The Company has not realized significant revenues from its planned principal operations. Accordingly, the Company is considered to be in the development stage.

On February 8, 2012, the Company merged with and into Organovo Acquisition Corp., a wholly-owned subsidiary of Organovo Holdings, Inc., a publicly traded Delaware corporation (“Organovo Holdings”), with the Company surviving the merger as a wholly-owned subsidiary of Organovo Holdings (the “Merger”). As a result of the Merger, Organovo Holdings acquired the business of the Company, and will continue the existing business operations of the Company.

Liquidity

As of December 31, 2011, the Company had an accumulated deficit of approximately $6,691,600. The Company also had negative cash flow from operations of $1,914,400 during the year ended December 31, 2011.

The Company expects to cover it’s anticipated 2012 operating expenses through cash on hand including the funds raised during the first quarter of 2012 through the Private Placement of its Securities and funds received through collaborative agreements, and other commercial arrangements.

On February 8, 2012, the Company received gross proceeds of approximately $6,500,000, including $1,500,000 previously received from the sale of convertible notes payable, in a private placement offering in conjunction with the Merger. The convertible notes automatically converted into equity at the time of the Merger. On February 29, 2012 and March 16, 2012, the Company completed two additional closings of its Private Placement Offering and received total gross proceeds of approximately $8,722,100. See Note 12.

While the likelihood of a liquidity crisis is considered remote, should one occur, there are no guarantees that the Company would be able to obtain sufficient cash from outside sources on a timely basis. Management does not believe the situation represents a significant risk to the Company as of the date of these financial statements.

The Company’s ability to continue its operations is dependent upon its ability to raise additional capital through equity or debt financing, and to generate capital through collaborative research agreements and other commercial arrangements. There can be no assurance that any additional financing will be available on acceptable terms or available at all. Any equity financing may result in dilution to existing stockholders and any debt financing may include restrictive covenants.

The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of these uncertainties.

Use of estimates	The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Significant estimates used in preparing the financial statements include those assumed in computing the valuation of warrants and conversion features, revenue recognized under the proportional performance model, the valuation of stock-based compensation expense, and the valuation allowance on deferred tax assets.

Cash and cash equivalents	The Company considers all highly liquid investments with original maturities of 90 days or less to be cash equivalents.

Financial instruments	For certain of the Company’s financial instruments, including cash and cash equivalents, grants receivable, inventory, prepaid expenses and other assets, accounts payable, accrued expenses, deferred revenue, notes payable to related parties and convertible notes payable, the carrying amounts are generally considered to be representative of their respective fair values because of the short-term nature of those instruments.

Derivative financial instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

The Company reviews the terms of convertible debt and equity instruments it issues to determine whether there are embedded derivative instruments, including an embedded conversion option that is required to be bifurcated and accounted for separately as a derivative financial instrument. In circumstances where the convertible instrument contains more than one embedded derivative instrument, including the conversion option, that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument. Also, in connection with the sale of convertible debt and equity instruments, the Company may issue freestanding warrants that may, depending on their terms, be accounted for as derivative instrument liabilities, rather than as equity.

Derivative instruments are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. When the convertible debt or equity instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds allocated to the convertible host instruments are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the convertible instruments themselves, usually resulting in those instruments being recorded at a discount from their face value.

The discount from the face value of the convertible debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to interest expense, using the effective interest method.

Grants receivable

Grants receivable represent amounts due under: (i) two federal contracts with the National

Heart, Lung, and Blood Institute (NHLBI), a division of the National Institutes of Health (NIH), and (ii) two U.S. Department of Treasury grant awards. The Company considers the grants receivable to be fully collectible, and accordingly no allowance for doubtful amounts has been established. If amounts become uncollectible, they are charged to operations.

Inventory

Inventories are stated at the lower of the cost or market (first-in, first out). Inventory at December 31, 2011, consisted of approximately $235,000 in finished goods and approximately $56,900 in raw materials. Inventory at December 31, 2010 consisted of approximately $40,000 of work in process and approximately $28,000 in raw materials.

The Company provides inventory allowances based on excess or obsolete inventories determined based on anticipated use in the final product. There was no obsolete inventory reserve as of December 31, 2011 or 2010.

Deferred financing costs	As of December 31, 2011, deferred financing costs consisted of approximately $140,000 associated with the Merger transaction and approximately $179,000 associated with the private placement offering that was initiated in the fourth quarter of 2011. The deferred financing costs related to the private placement offering are being amortized over the life of the Convertible Notes. The deferred financing costs associated with the Merger transaction will be recorded to equity as an offset to the proceeds received as of the effective Merger date. See Note 5.

Other assets

As of December 31, 2011, other assets consisted of approximately $13,100 in security deposits and $87,300 in net license fees related to a license obtained from Clemson University for bioprinting employing ink-jet technology, and a license obtained from the University of Missouri for 3D bioprinting. See Note 8.

Fixed assets and depreciation	Property and equipment are carried at cost. Expenditures that extend the life of the asset are capitalized and depreciated. Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the related assets or, in the case of leasehold improvements, over the lesser of the useful life of the related asset or the lease term. The estimated useful life of the fixed assets range between three and ten years.

Impairment of long- lived assets	In accordance with authoritative guidance the Company reviews its long-lived assets, including property and equipment and other assets, for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. To determine recoverability of its long-lived assets, the Company evaluates whether future undiscounted net cash flows will be less than the carrying amount of the assets and adjusts the carrying amount of its assets to fair value. Management has determined that no impairment of long-lived assets occurred in the period from inception through December 31, 2011.

Fair value measurement	Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

☐       Level 1 — Quoted prices in active markets for identical assets or liabilities.

☐       Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

☐       Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of December 31, 2011 and 2010, cash and cash equivalents were comprised of cash in checking accounts.

The Company used Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions (see Note 4). The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to fair value of derivative liabilities.

At December 31, 2011, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at December 31, 2011

	Balance at December, 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant derivative liability	$1,266,869	—	—	$1,266,869

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the year ended December 31, 2011:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at December 31, 2010	$—
Issuances	1,260,300
Adjustments to estimated fair value	6,569

Ending balance at December 31, 2011	$1,266,869

Revenue recognition

The Company’s revenues are derived from the sale of bioprinter related products and services, NIH and U.S. Treasury Department Grants, collaboration agreements, and license agreements.

The Company recognizes revenue when the following criteria have been met: (i) persuasive evidence of an arrangement exists; (ii) services have been rendered or product has been delivered; (iii) price to the customer is fixed and determinable; and (iv) collection of the underlying receivable is reasonably assured.

Billings to customers or payments received from customers are included in deferred revenue on the balance sheet until all revenue recognition criteria are met. As of December 31, 2011 and 2010, the Company had approximately $152,500 and $107,000 in in deferred revenue related to its collaborative research programs.

Product Revenue

The Company recognizes product revenue at the time of shipment to the customer, provided all other revenue recognition criteria have been met. The Company recognizes product revenues upon shipment to distributors, provided that (i) the price is substantially fixed or determinable at the time of sale; (ii) the distributor’s obligation to pay the Company is not contingent upon resale of the products; (iii) title and risk of loss passes to the distributor at time of shipment; (iv) the distributor has economic substance apart from that provided by the Company; (v) the Company has no significant obligation to the distributor to bring about resale of the products; and (vi) future returns can be reasonably estimated. For any sales that do not meet all of the above criteria, revenue is deferred until all such criteria have been met.

Research and Development Revenue Under Collaborative Agreements.

The Company’s collaboration revenue consists of license and collaboration agreements that contain multiple elements, including non-refundable upfront fees, payments for reimbursement of third-party research costs, payments for ongoing research, payments associated with achieving specific development milestones and royalties based on specified percentages of net product sales, if any. The Company considers a variety of factors in determining the appropriate method of revenue recognition under these arrangements, such as whether the elements are separable, whether there are determinable fair values and whether there is a unique earnings process associated with each element of a contract.

The Company recognizes revenue from research funding under collaboration agreements when earned on a “proportional performance” basis as research hours are incurred. The Company performs services as specified in each respective agreement on a best-efforts basis, and is reimbursed based on labor hours incurred on each contract. The Company initially defers revenue for any amounts billed or payments received in advance of the services being performed and recognizes revenue pursuant to the related pattern of performance, based on total labor hours incurred relative to total labor hours estimated under the contract.

In December 2010, the Company entered into a 12 month research contract agreement with a third party, whereby the Company was engaged to perform research and development services on a fixed-fee basis for approximately $600,000. Based on proportional performance criteria, the Company recognized approximately $450,000 in revenue related to the contract during 2011, and expects to recognize the remaining $150,000 in revenue during 2012.

In October 2011, the Company entered into a research contract agreement with a third party, whereby the Company will perform research and development services on a fixed-fee basis for $1,365,000. The agreement includes an initial payment to the Company of approximately $239,000, with remaining payments expected to occur over a 21-month period. At December 31, 2011, the Company recorded approximately $239,000 in revenue related to the research contract in recognition of the proportional performance achieved by the Company during the fourth quarter of 2011.

Revenue Arrangements with Multiple Deliverables

The Company occasionally enters into revenue arrangements that contain multiple deliverables. Judgment is required to properly identify the accounting units of the multiple deliverable transactions and to determine the manner in which revenue should be allocated among the accounting units. Moreover, judgment is used in interpreting the commercial terms and determining when all criteria of revenue recognition have been met for each deliverable in order for revenue recognition to occur in the appropriate accounting period. For multiple deliverable agreements, consideration is allocated at the inception of the agreement to all deliverables based on their relative selling price. The relative selling price for each deliverable is determined using VSOE of selling price or third-party evidence of selling price if VSOE does not exist. If neither VSOE nor third-party evidence of selling price exists, the Company uses its best estimate of the selling price for the deliverable.

The Company recognizes revenue for delivered elements only when it determines there are no uncertainties regarding customer acceptance. While changes in the allocation of the arrangement consideration between the units of accounting will not affect the amount of total revenue recognized for a particular sales arrangement, any material changes in these allocations could impact the timing of revenue recognition, which could affect the Company’s results of operations.

The Company expects to periodically receive license fees for non-exclusive research licensing associated with funded research projects. License fees under these arrangements are recognized over the term of the contract or development period as it has been determined that such licenses do not have stand-alone value.

NIH and U.S. Treasury Grant Revenues

During 2010, the U.S. Treasury awarded the Company two one-time grants totaling approximately $397,300 for investments in qualifying therapeutic discovery projects under section 48D of the Internal Revenue Code. The grants cover reimbursement for qualifying expenses incurred by the Company in 2010 and 2009. The proceeds from these grants are classified in “Revenues – Grants” in the 2010 statement of operations.

During 2010 and 2009, the NHLBI, a division of the NIH, awarded the Company two research grants totaling approximately $267,600. Revenues from the NIH grants are based upon internal and subcontractor costs incurred that are specifically covered by the grant, and where applicable, an additional facilities and administrative rate that provides funding for overhead expenses. These revenues are recognized when expenses have been incurred by subcontractors and as the Company incurs internal expenses that are related to the grant. Revenue recognized under these grants for the years ended December 31, 2011 and 2010 was approximately $56,900 and $131,100, respectively.

Stock-based compensation

The Company accounts for stock-based compensation in accordance with Financial Accounting Standards Board’s ASC Topic 718, Compensation – Stock Compensation, which establishes accounting for equity instruments exchanged for employee services. Under such provisions, stock-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense, under the straight-line method, over the employee’s requisite service period (generally the vesting period of the equity grant).

The Company accounts for equity instruments, including restricted stock or stock options, issued to non-employees in accordance with authoritative guidance for equity based payments to non-employees. Stock options issued to non-employees are accounted for at their estimated fair value determined using the Black-Scholes option-pricing model. The fair value of options granted to non-employees is re-measured as they vest, and the resulting increase in value, if any, is recognized as expense during the period the related services are rendered. Restricted stock issued to non-employees is accounted for at their estimated fair value as they vest.

Research and development	Research and development expenses, including direct and allocated expenses, consist of independent research and development costs, as well as costs associated with sponsored research and development. Reseach and development costs are expensed as incurred.

Income taxes	Deferred income taxes are recognized for the tax consequences in future years for differences between the tax basis of assets and liabilities and their financial reporting amounts at each year end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the combination of the tax payable for the year and the change during the year in deferred tax assets and liabilities.

Comprehensive income (loss)	Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. The Company is required to record all components of comprehensive income (loss) in the financial statements in the period in which they are recognized. Net income (loss) and other comprehensive income (loss), including unrealized gains and losses on investments, are reported, net of their related tax effect, to arrive at Comprehensive income (loss). For the years ended December 31, 2011 and 2010, and for the period April 19, 2007 (inception) through December 31, 2011, the comprehensive loss was equal to the net loss.

New accounting standards	In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement” to amend the accounting and disclosure requirements on fair value measurements. This ASU limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, this update expands the disclosure on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. ASU No. 2011-04 is to be applied prospectively and is effective during interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of this update to have a material effect on its financial statements.

In June 2011, FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” This ASU presents an entity with the option to present the total of comprehensive income, the components of net income, and the component of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity/deficit. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other Comprehensive income must be reclassified to net income. ASU No. 2011-05 should be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. As ASU No. 2011-05 relates only to the presentation of Comprehensive income, the Company does not expect the adoption of this update to have a material effect on its financial statements.

Fixed Assets	12 Months Ended
Dec. 31, 2011
Fixed Assets [Abstract]
Fixed Assets
2. Fixed Assets	Fixed assets consisted of the following:

December 31,	2011	2010
Laboratory equipment	$345,319	$309,057
Leasehold improvements	34,198	34,198
Computer software and equipment	28,185	28,185
Furniture and fixtures	19,123	9,836

	426,825	381,276
Less accumulated depreciation and amortization	(148,617)	(85,737)

	$278,208	$295,539

Depreciation and amortization expense for the years ended December 31, 2011 and 2010 was approximately $62,900 and $57,100, respectively. Depreciation and amortization expense was approximately $148,600 for the period from April 19, 2007 (inception) through December 31, 2011.

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued Expenses
3. Accrued Expenses	Accrued expenses consisted of the following:

December 31,	2011	2010
Accrued compensation	$317,097	$129,234
Other accrued expenses	91,884	116,424
Deferred rent	28,856	59,922

	$437,837	$305,580

Derivative Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Derivative Liability [Abstract]
Derivative Liability
2. Derivative Liability

During 2012, in relation to the reverse Merger and the three offerings under the Private Placement, the Company issued 21,347,182 five-year warrants to purchase the Company’s Common stock. The exercise price of the warrants is protected against down-round financing throughout the term of the warrant, as described below. The terms of the warrants issued in the first quarter of 2012 are the same as those issued in connection with the convertible notes in October and November 2011. Pursuant to ASC 815-15 and ASC 815-40, the fair value of the warrants of approximately $32,742,000 was recorded as a derivative liability on the issuance dates.

As of December 31, 2011, the Company had a warrant liability of $1,266,869 related to 1,500,000 warrants issued with Convertible Notes in the fourth quarter of 2011.

The Company revalued all of the warrants at the end of the period, and the estimated fair value of the warrant liabilities is $47,514,710 at March 31, 2012. The change in fair value of the derivative liabilities of approximately $13,505,800 is included in other expense in the 2012 statement of operations.

The derivative liabilities were valued at the closing dates of the Private Placement at March 31, 2012 using a Monte Carlo valuation model with the following assumptions:

	Closing dates		March 31, 2012
Closing price per share of common stock	$	N/A	$2.47
Exercise price per share		$1.00	$1.00
Expected volatility		105.8%-110.5%	103.5%
Risk-free interest rate		0.82%-1.07%	1.04%
Dividend yield		—	—
Remaining expected term of underlying securities (years)		5	4.90

In addition, as of the valuation dates, management assessed the probabilities of future financings assumptions in the Monte Carlo valuation models. Management also applied a discount for lack of marketability to the valuation of the derivative liabilities based on such trading restrictions due to the shares not being registered.

If, prior to the expiration date of the warrants, the Company issues additional shares of Common Stock, as defined below, without consideration or for a consideration per share less than the exercise price of the warrants in effect immediately prior to such issue, then the exercise price shall be reduced, concurrently with such issue, to a price (calculated to the nearest cent) determined by multiplying such exercise price by a fraction, (A) the numerator of which shall be (1) the number of shares of Common stock outstanding immediately prior to such issue plus (2) the number of shares of Common stock which the aggregate consideration received or to be received by the Company for the total number of additional shares of Common stock so issued would purchase at such exercise price; and (B) the denominator of which shall be the number of shares of Common stock outstanding immediately prior to such issue plus the number of such additional shares of Common stock so issued; provided that (i) all shares of Common stock issuable upon conversion or exchange of convertible securities outstanding immediately prior to such issue shall be deemed to be outstanding, and (ii) the number of shares of Common stock deemed issuable upon conversion or exchange of such outstanding convertible securities shall be determined without giving effect to any adjustments to the conversion or exchange price or conversion or exchange rate of such convertible securities resulting from the issuance of additional shares of Common stock that is the subject of this calculation. For purposes of the warrants, “additional shares of common stock” shall mean all shares of Common stock issued by the Company after the effective date (including without limitation any shares of Common stock issuable upon conversion or exchange of any convertible securities or upon exercise of any option or warrant, on an as-converted basis), other than: (i) shares of Common stock (and/or warrants for any class of equity securities of the Company) issued or issuable upon conversion or exchange of any convertible securities or exercise of any options or warrants outstanding on the effective date; (ii) shares of Common stock issued or issuable by reason of a dividend, stock split, split-up or other distribution on shares of Common stock; (iii) shares of Common stock (or options with respect thereto) issued or issuable to employees or directors of, or consultants to, the Company or any of its subsidiaries pursuant to a plan, agreement or arrangement approved by the Board of Directors of the Company; (iv) any securities issued or issuable by the Company pursuant to (A) the Private Placement; or (B) the Merger; (v) securities issued pursuant to acquisitions or strategic transactions approved by a majority of disinterested directors of the Company, provided that any such issuance shall only be to a person which is, itself or through its subsidiaries, an operating company in a business synergistic with the business of the Company and in which the Company receives benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities and (vi) securities issued to financial institutions, institutional investors or lessors in connection with credit arrangements, equipment financings or similar transactions approved by a majority of disinterested directors of the Company, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities.

Upon each adjustment of the exercise price pursuant to the provisions stated above, the number of warrant shares issuable upon exercise of the warrants shall be adjusted by multiplying a number equal to the exercise price in effect immediately prior to such adjustment by the number of warrant shares issuable upon exercise of the warrant immediately prior to such adjustment and dividing the product so obtained by the adjusted exercise price.

4. Derivative Liability

As discussed in Note 5, the Company issued Convertible Notes in 2011 that provided for the issuance of five-year warrants to purchase the Company’s Common stock. The exercise price of the warrants is protected against down-round financing throughout the term of the warrant under certain conditions.

The protective provisions will be triggered if, prior to the expiration date of the warrants, the Company issues additional shares of common stock without consideration or for a consideration per share less than the exercise price of the warrants in effect immediately prior to such issue. In the event such an issuance occurs, the exercise price of the warrants will be reduced to a price (calculated to the nearest cent) determined by multiplying the exercise price by a fraction, (A) the numerator of which is (1) the number of shares of common stock outstanding immediately prior to such issue plus (2) the number of shares of common stock which the aggregate consideration received or to be received by the Company for the total number of additional shares of common stock so issued would purchase at the exercise price; and (B) the denominator of which is the number of shares of common stock outstanding immediately prior to such issue plus the number of such additional shares of common stock so issued.

For purposes of this calculation, (i) all shares of common stock issuable upon conversion or exchange of convertible securities outstanding immediately prior to such issue shall be deemed to be outstanding, and (ii) the number of shares of common stock deemed issuable upon conversion or exchange of such outstanding convertible securities shall be determined without giving effect to any adjustments to the conversion or exchange price or conversion or exchange rate of such convertible securities resulting from the issuance of additional shares of common stock that is the subject of this calculation.

For purposes of the foregoing calculations, the term “additional shares of common stock” means all shares of common stock issued by the Company after the issuance of the warrants (including any shares of common stock issuable upon conversion or exchange of any convertible securities or upon exercise of any option or warrant, on an as-converted basis), other than: (i) shares of common stock (and/or warrants for any class of equity securities of the Company) issued or issuable upon conversion or exchange of any convertible securities or exercise of any options or warrants outstanding on the date of issuance of the warrants; (ii) shares of common stock issued or issuable by reason of a dividend, stock split, split-up or other distribution on shares of common stock, including such events pursuant to a reorganization, reclassification, consolidation, merger or sale; (iii) shares of common stock (or options with respect thereto) issued or issuable to employees or directors of, or consultants to, the Company or any of its subsidiaries pursuant to a plan, agreement or arrangement approved by the Board of Directors of the Company; (iv) any securities issued or issuable by the Company pursuant to (A) the Securities Purchase Agreement pursuant to which the investors purchased the convertible promissory notes and the warrants, (B) the Selling Agreement with the Spencer Trask Ventures, Inc., the selling agent in the offering, (C) the reverse triangular merger of the Company into a publicly-held company, or (D) any private placement offering that closes (including subsequent closings) as part of the reverse triangular merger of the Company into a publicly-held company; and (v) securities issued pursuant to acquisitions or strategic transactions approved by a majority of disinterested directors of the Company, provided that any such issuance may only be to a person which is, itself or through its subsidiaries, an operating company in a business synergistic with the business of the Company and in which the Company receives benefits in addition to the investment of funds, and may not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities.

Upon each adjustment of the exercise price pursuant to the provisions stated above, the number of shares issuable upon exercise of the warrants shall be adjusted by multiplying a number equal to the exercise price in effect immediately prior to such adjustment by the number of shares issuable upon exercise of the warrants immediately prior to such adjustment and dividing the product so obtained by the adjusted exercise price.

Pursuant to ASC 815-15 and ASC 815-40, the fair value of the warrants of $1,260,300 was recorded as a derivative liability on the issuance date.

The fair value of the warrants was estimated at the issuance date and revalued at December 31, 2011, using a Monte Carlo simulation. At December 31, 2011, the Company has recorded a derivative liability of approximately $1,266,900. The change in fair value of the derivative liability of approximately $6,600 from the date of issuance to December 31, 2011 is included in other expense in the 2011 statement of operations.

Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Convertible Notes Payable [Abstract]
Convertible Notes Payable
3. Convertible Notes Payable

Convertible notes	At December 31, 2011, an unsecured $100,000 Convertible Note, with interest at 10% and a maturity date of April 2014, remained outstanding. In February 2012, at the close of the Merger, the convertible note and accrued interest of approximately $110,740 were repaid.

Private placement

On September 18, 2011, Organovo, Inc.’s Board of Directors authorized a private placement offering of up to 30 units of its securities at a price of $50,000 per unit for an aggregate purchase price of $1,500,000. Each unit consisted of a convertible note in the principal amount of $50,000 accruing simple interest at the rate of 6% per annum (the “Convertible Notes”), plus five-year warrants to purchase 50,000 shares of the next Qualified Round of Equity Securities, at an exercise price of $1.00 per share. The principal plus accrued interest was convertible into the Company’s common stock upon consummation of the Merger.

During October and November 2011, $1,500,000 of Convertible Notes bearing interest at 6% per annum with a maturity date of March 30, 2012, and five-year warrants to purchase 1,500,000 shares of the Company’s Common stock were issued to investors under the Private Placement. The warrants are exercisable at $1.00 per share, expire in five years, and contain down-round price protection. The Convertible Notes were outstanding at December 31, 2011, and were converted into 1,525,387 units during February 2012, in connection with the Merger.

The Company determined that the warrants represent a derivative instrument due to the down-round price protection, and accordingly, the Company recorded a derivative liability related to the warrants. See Note 4. Additionally, during 2011 at issuance of the notes, the Company recorded the discount for the beneficial conversion feature of $239,700. The debt discount associated with the warrants and beneficial conversion feature were amortized to interest expense over the life of the Convertible Notes, and fully amortized upon conversion of the Convertible Notes. The Company recorded approximately $896,200 of interest expense for the amortization of the debt discount during the three months ended March 31, 2012 and approximately $1,500,000 for the period from inception through March 31, 2012.

As consideration for locating investors to participate in the Private Placement, the placement agent earned a cash payment of $195,000. Additionally, upon closing of the Merger transaction, the placement agent earned five-year warrants to purchase 610,155 shares of the Company’s Common stock at $1.00 per share. These warrants contain down round protection and were classified as derivative liabilities upon issuance. See Note 2.

Interest expense, including amortization of the note discounts, for the three months ended March 31, 2012 and 2011 was approximately $1,087,453 and $53,100, respectively. Interest expense, including amortization of the note discounts, for the period from April 19, 2007 (inception) through December 31, 2011 was approximately $3,405,895.

During 2012, concurrently with the closing of the Merger and in contemplation of the Merger, the Company completed the initial closing of the Private Placement of up to 8,000,000 units of its securities, at a price of $1.00 per unit, with the ability to increase the offering to an aggregate of up to 16,000,000 units. Each unit consisted of one share of Common Stock and a warrant to purchase one share of Common Stock. The Company completed three closings under the Private Placement during the three months ended March 31, 2012, and raised total gross proceeds of $13,722,600 and total net proceeds of $11,593,066. The Company issued 13,722,600 shares of its Common Stock and warrants to purchase 15,247,987 shares of its Common Stock (including warrants to purchase 1,525,387 shares to former holders of the bridge notes) exercisable at $1.00 to investors in the Offering. The placement agent and its selected dealers were paid total cash commissions of $1,372,260 and the Placement Agent was paid an expense allowance of $411,678 and was issued Placement Agent warrants to purchase 6,099,195 shares of the Company’s Common Stock at an exercise price of $1.00 per share.

The warrants issued to the investors and the placement agent, as described above, contain down round protection, and accordingly, were classified as derivative liabilities upon issuance. On the closing date, the derivative liabilities were recorded at an estimated fair value of approximately $32,742,000. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $13,722,600, no net amounts were allocated to the common stock. The amount by which the recorded liabilities exceeded the proceeds of approximately $19,019,400 was charged to other expense at the closing dates. The Company has revalued the derivative liability as of March 31, 2012, and will continue to do so on each subsequent balance sheet date until the securities to which to derivative liabilities relate are exercised or expire, with any changes in the fair value. See Note 2.

Registration rights agreement

The Company entered into a registration rights agreement (each, a “Registration Rights Agreement”) with the investors in the Offering. Under the terms of the Registration Rights Agreement, the Company agreed to file a registration statement covering the resale of the Common Stock underlying the Units and the Common Stock that is issuable on exercise of the Investor Warrants (but not the Common Stock that is issuable upon exercise of the warrants issued as compensation to the placement agent in connection with the Offering) within 90 days from the final closing date of the Offering (the “Filing Deadline”), and shall use commercially reasonable efforts to cause the registration statement to become effective no later than 180 days after it is filed (the “Effectiveness Deadline”).

The Company agreed to use reasonable efforts to maintain the effectiveness of the registration statement through the one year anniversary of the date the registration statement is declared effective by the Securities and Exchange Commission (the “SEC”), or until Rule 144 of the 1933 Act is available to investors in the Offering with respect to all of their shares, whichever is earlier. If the Company does not meet the Filing Deadline or Effectiveness Deadline, the Company will be liable for monetary penalties equal to one-half of one percent (0.5%) of each investor’s investment in the offering at the end of every 30 day period following such Filing Deadline or Effectiveness Deadline failure until such failure is cured. The payment amount shall be prorated for partial 30 day periods. The maximum aggregate amount of payments to be made by the Company as the result of such shall be an amount equal to 6% of each investor’s investment amount. Notwithstanding the foregoing, no payments shall be owed with respect to any period during which all of the investor’s registrable securities may be sold by such investor under Rule 144 or pursuant to another exemption from registration.

5. Convertible Notes Payable

Convertible notes	From February 9, 2008 through December 31, 2011 the Company raised an aggregate of $2,390,000 in funds through loans consisting of convertible notes (“Convertible Notes”) to certain shareholders, management, vendors, and investors. The notes bore interest at rates ranging from 8% to 10% per annum and had maturity dates ranging from 2011 to 2018. The Convertible Notes were unsecured and subordinated to certain senior indebtedness of the Company, and for all Convertible Notes the principal plus accrued interest was convertible into the Company’s Common stock. During October 2011 the Convertible Notes and accrued interest converted into the Company’s Common stock, as discussed below.

Local Bridge

During July and August 2011, $740,000 of Convertible Notes bearing interest at 20% per annum, and warrants to purchase shares of common stock were issued to investors. The Convertible Notes were due at the earlier of 1) one year from the issuance date or 2) one week after the consummation of the Merger (as discussed in Note 12). The number of warrants to be issued was equal to the note principal divided by the exercise price. The exercise price is the per share or per unit fair market value received in the Merger. The notes were convertible at a price per share equal to seventy-five percent (75%) of the per share fair market value of the total consideration received for a share of a public company’s Common stock to be determined to be identified upon consummation of a merger.

The Company determined that the beneficial conversion feature and the warrants did not represent embedded derivative instruments. Additionally, the Company did not record the discount for the beneficial conversion feature due to the contingencies surrounding conversion. The beneficial conversion feature was to be recorded when the contingencies are resolved. In accordance with ASC 470-20, Debt with Conversion and Other Options, the Company recorded a discount of approximately $583,700 for the warrants. The discount is being amortized to interest expense over the term of the Convertible Notes using the effective interest method.

The Company calculated the fair value of the warrants using the Black-Scholes Model using a volatility of 109.84%, an interest rate of 1.12% and a dividend yield of zero.

Certain of these Convertible Notes and accrued interest were converted into the Company’s Common stock in October 2011, as discussed below. Upon conversion the Company recognized the unamortized debt discount related to these notes to interest expense. The Company recognized approximately $583,700 of interest expense for the amortization of the note discount during the year ended December 31, 2011.

Exchange agreement and release

In October 2011, the Company’s Board of Directors and shareholders approved an Exchange Agreement and Release whereby the note holders could exchange their Convertible Notes and accrued interest for shares of the Company’s Common stock and warrants to purchase the Company’s Common stock. A total of $3,030,000 of principal and approximately $459,800 of accrued interest converted, at prices ranging from $0.27 to $0.75, into 7,676,828 shares of the Company’s Common stock, plus five-year warrants to purchase 1,309,750 Common shares at an exercise price of $1.00 per share. The Company calculated the fair value of the warrants using the Black-Scholes Model using a volatility of 110.13%, an interest rate of 1.11% and a dividend yield of zero. For the holders that elected to participate, the Exchange Agreement and Release resulted in the cancellation of the Convertible Notes and release from the note holders for any claims related to the Convertible Notes.

The Company determined that the warrants issued in connection with the Exchange Agreement and Release did not represent embedded derivative instruments. The warrants, valued at approximately $527,600, were classified as equity instruments and recorded as interest expense on the date of issuance.

At December 31, 2011, a $100,000 Convertible Note remained outstanding, and was paid in cash at the close of the Merger. See Note 12.

Private placement

On September 18, 2011, the Company’s Board of Directors authorized a private placement offering of up to 30 Units (the “Units”) of its securities at a price of $50,000 per Unit for an aggregate purchase price of $1,500,000. Each Unit consists of a convertible note in the principal amount of $50,000 accruing simple interest at the rate of 6% per annum, plus five-year warrants to purchase 50,000 shares of the next Qualified Round of Equity Securities, at an exercise price of $1.00 per share. The principal plus accrued interest was convertible into the common stock of a public shell company to be identified upon consummation of a merger transaction.

During October and November 2011, $1,500,000 of Convertible Notes bearing interest at 6% per annum with a maturity date of March 30, 2012, and five-year warrants to purchase 1,500,000 shares of the Company’s Common stock were issued to investors under the private placement. The Convertible Notes were outstanding at December 31, 2011, and were converted into common stock in connection with the Merger. See Note 12. The warrants are exercisable at $1.00 per share, expire in five years, and contain down-round price protection.

The Company determined that the warrants represent a derivative instrument due to the down-round price protection, and accordingly, the Company recorded a derivative liability related to the warrants of approximately $1,260,300. See Note 4. Additionally, the Company recorded the discount for the beneficial conversion feature of $239,700. The debt discount associated with the warrants and beneficial conversion feature are being amortized to interest expense over the life of the Convertible Notes. The Company recorded approximately $603,800 of interest expense for the amortization of the debt discount during the year ended December 31, 2011.

As consideration for locating investors to participate in this financing, the placement agent earned a cash payment of $195,000. Additionally, upon closing of a Merger transaction, the placement agent will earn five-year warrants to purchase 610,155 shares of the Company’s Common stock at $1.00 per share. These warrants contain down round protection and will be classified as derivative liabilities upon issuance.

As of December 31, 2011 and 2010, the outstanding principal balances on the Convertible Notes were $1,600,000 and $2,087,500, respectively. As of December 31, 2011 and 2010, the accrued interest balances on the outstanding Convertible Notes were approximately $24,000 and $252,000, respectively. As of December 31, 2011 and 2010, unamortized discounts relating to the outstanding principal balances were approximately $896,200 and $0, and the $896,200 is expected to be recognized as interest expense in 2012.

Interest expense, including amortization of the note discounts, for the years ended December 31, 2011 and 2010 was approximately $2,066,900 and $161,000, respectively. Interest expense, including amortization of the note discounts, for the period from April 19, 2007 (inception) through December 31, 2011 was approximately $2,318,000.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
4. Stockholders’ Equity

Common stock	During February and March 2012, the Company issued 21,247,987 shares of Common stock related to the Merger. See Notes 1 and 3.

Restricted stock awards

In February 2008, four founders, including the Chief Executive Officer (“CEO”) and three directors of Organovo, Inc. received 11,779,960 shares of restricted Common stock, 25% vesting after the first year and the remaining 75% vesting in equal quarterly portions over the following three years.

From 2008 through December 31, 2011, Organovo, Inc. issued a total of 1,258,934 shares of restricted Common stock to various employees, advisors, and consultants of Organovo, Inc. 1,086,662 of those shares were issued under the 2008 Equity Incentive Plan and the remaining 172,272 shares were issued outside the plan. No restricted stock was issued during the three months ended March 31, 2012.

A summary of the Company’s restricted stock award activity is as follows:

Number of Shares
Unvested at December 31, 2007	—
Granted	12,627,697
Vested	(65,211)
Canceled / forfeited	—

Unvested at December 31, 2008	12,562,486
Granted	130,422
Vested	(5,373,004)
Canceled / forfeited	—

Unvested at December 31, 2009	7,319,904
Granted	219,369
Vested	(3,256,191)
Canceled / forfeited	—

Unvested at December 31, 2010	4,283,082
Granted	61,406
Vested	(3,233,193)
Canceled / forfeited	—

Unvested at December 31, 2011	1,111,295
Granted	—
Vested	(446,745)
Canceled / forfeited	—

Unvested at March 31, 2012	664,550

The fair value of each restricted Common stock award is recognized as stock-based expense over the vesting term of the award. The Company recorded restricted stock-based compensation expense in operating expenses for employees and non-employees of approximately $430 and $1,200 for the three months ended March 31, 2012 and 2011, respectively. The Company recorded stock-based compensation expense of approximately $14,400 for the period from April 19, 2007 (inception) through March 31, 2012.

As of March 31, 2012, total unrecognized stock-based compensation expense was approximately $1,370, which will be recognized over a weighted average period of less than one year.

Stock options

Under the 2008 Equity Incentive Plan, on October 12, 2011, Organovo, Inc. granted an officer incentive stock options to purchase 896,256 shares of Common stock at an exercise price of $0.08 per share, a quarter of which will vest on the one year anniversary of employment, in May 2012, and the remaining options will vest ratably over the remaining 36 month term. No other options have been issued under the Plan and after the October 2011 grant, no additional issuances are authorized under the 2008 plan.

The following table summarizes stock option activity for the three months ended March 31, 2012:

	Options Outstanding	Weighted- Average Exercise Price
Outstanding at December 31, 2011	896,256	$0.08
Options Granted	—	—
Options Canceled	—	—
Options Exercised	—	—

Outstanding at March 31, 2012	896,256	$0.08

Vested and Exercisable at March 31, 2012	—	$0.08

No stock options were granted during the three months ended March 31, 2012 and 2011.

The total employee stock-based compensation recorded as operating expenses was approximately $3,400 for the three months ended March 31, 2012 and $6,400 for the period from April 19, 2007 (inception) through March 31, 2012.

The total unrecognized compensation cost related to unvested stock option grants as of March 31, 2012 was approximately $44,600, and the weighted average period over which these grants are expected to vest is 3.2 years

Warrants

During 2011, Organovo, Inc. issued warrants to purchase 2,909,750 shares of its Common stock. These warrants are immediately exercisable at $1.00 per share, and have remaining terms of approximately 4.8 years. None of the warrants were exercised as of December 31, 2011. See Notes 2 and 3.

During the three months ended March 31, 2012, the Company issued warrants to purchase 21,347,182 shares of its Common stock. These warrants are immediately exercisable at $1.00 per share, and have remaining terms of approximately 4.8 years. None of the warrants were exercised as of March 31, 2012. See Note 2.

Common stock reserved for future issuance	Common stock reserved for future issuance consisted of the following at March 31, 2012:

Common stock warrants outstanding	24,256,932
Common stock options outstanding under the 2008 Plan	896,256
Common stock warrants held for convertible debt issuance	—

Total	25,153,188

6. Stockholders’ Equity

Common stock

In September 2011, the Company amended its Certificate of Incorporation to increase its authorized Common stock from 100,000 shares to 75,000,000 shares. Each share of the Company’s Common stock is entitled to one vote and all shares rank equally as to voting and other matters.

On September 18, 2011, the Company approved a 362.282-for-1 forward stock split. The Company did not change the par value of the shares. The stockholders’ equity section of the accompanying financial statements and all share numbers disclosed throughout the financial statements have been retroactively adjusted to give effect to the forward stock split.

The Company issued 1,729,532 shares of Common stock to the founders in February 2008.

In October 2011, the Company issued 7,676,828 shares of Common stock to note holders for the conversion of Convertible Notes with a principal balance totaling $3,030,000 and accrued interest totaling approximately $459,800. See Note 5.

Restricted stock awards

In February 2008, four founders, including the Chief Executive Officer (“CEO”) and three directors of the Company received 11,779,960 shares of restricted Common stock, 25% vesting after the first year and the remaining 75% vesting in equal quarterly portions over the following three years.

On May 8, 2008, the Board of Directors of the Company approved the 2008 Equity Incentive Plan (the “2008 Plan”). The 2008 Plan authorized the issuance of up to 1,521,584 Common shares for awards of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock unit awards, and stock appreciation rights. The 2008 Plan terminates on July 1, 2018.

From 2008 through 2011, the Company issued a total of 1,258,934 shares of restricted Common stock to various employees, advisors, and consultants of the Company. 1,086,662 of those shares were issued under the 2008 Plan and the remaining 172,272 shares were issued outside the plan.

A summary of the Company’s restricted stock award activity is as follows:

Number of Shares
Unvested at December 31, 2007	—
Granted	12,627,697
Vested	(65,211)
Canceled / forfeited	—

Unvested at December 31, 2008	12,562,486
Granted	130,422
Vested	(5,373,004)
Canceled / forfeited	—

Unvested at December 31, 2009	7,319,904
Granted	219,369
Vested	(3,256,191)
Canceled / forfeited	—

Unvested at December 31, 2010	4,283,082
Granted	61,406
Vested	(3,233,193)
Canceled / forfeited	—

Unvested at December 31, 2011	1,111,295

The fair value of each restricted Common stock award is recognized as stock-based expense over the vesting term of the award. The Company recorded restricted stock-based compensation expense in operating expenses for employees and non-employees of approximately $3,300 and $3,900 for the years ended December 31, 2011 and 2010, respectively. The Company recorded stock-based compensation expense of approximately $16,900 for the period from April 19, 2007 (inception) through December 31, 2011.

As of December 31, 2011 total unrecognized stock-based compensation expense was approximately $1,800, which will be recognized over a weighted average period of less than one year.

Stock options

Under the 2008 Plan, on October 12, 2011 the Company granted an officer of the Company incentive stock options to purchase 896,256 shares of the Company’s Common stock at an exercise price of $0.08 per share, vesting over a four-year period commencing in May, 2011. After this grant, no additional issuances are authorized under the 2008 plan.

The following table summarizes stock option activity as of December 31, 2011, and the changes for the year then ended:

	Options Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at December 31, 2010	—	—	—
Options Granted	896,256	$0.08	—
Options Canceled	—	—	—
Options Exercised	—	—	—

Outstanding at December 31, 2011	896,256	$0.08	$—

Vested and Exercisable at December 31, 2011	—	$0.08	$—

The Company uses the Black-Scholes valuation model to calculate the fair value of stock options. The fair value of employee stock options was estimated at the grant date using the following assumptions:

December 31, 2011
Weighted-average grant date fair value	$0.06
Dividend yield	—
Volatility	111%
Risk-free interest rate	1.07%
Expected life of options	5.0 years

The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. Due to the Company’s limited historical data, the estimated volatility incorporates the historical and implied volatility of comparable companies whose share prices are publicly available. The risk-free interest rate assumption was based on the U.S. Treasury’s rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. The weighted average expected life of options was estimated using the average of the contractual term and the weighted average vesting term of the options.

The total employee stock-based compensation recorded as operating expenses was approximately $5,800 for the year ended December 31, 2011 and for the period from April 19, 2007 (inception) through December 31, 2011.

The total unrecognized compensation cost related to unvested stock option grants as of December 31, 2011 was approximately $48,000, and the weighted average period over which these grants are expected to vest is 4 years

Warrants	During 2011, the Company issued warrants to purchase 2,909,750 shares of its Common stock. These warrants are immediately exercisable at $1.00 per share, and have remaining terms of approximately 4.8 years. None of the warrants were exercised as of December 31, 2011. See Notes 4 and 5.

Common stock reserved for future issuance	Common stock reserved for future issuance consisted of the following at December 31, 2011:

Common stock warrants outstanding	2,909,750
Common stock options outstanding under the 2008 Plan	896,256
Common stock warrants held for convertible debt issuance	1,500,000
Authorized for future grant or issuance under the 2008 Plan	—

Total	5,306,606

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
7. Income Taxes	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets are as follows as of December 31, 2011 and 2010:

December 31,	2011	2010
Deferred tax asset:
Net operating loss carryforwards	$1,620,000	$784,000
Research & Development Credits	190,000	99,000
Depreciation and amortization	8,000	(2,000)
Accrued expenses and reserves	107,000	36,000

Total deferred tax assets	1,925,000	917,000
Valuation Allowance	(1,925,000)	(917,000)

	$—	$—

A full valuation allowance has been established to offset the deferred tax assets as management cannot conclude that realization of such assets is more likely than not. The valuation allowance increased by approximately $1,008,000 in 2011.

At December 31, 2011, the Company had federal and state net operating loss carryforwards of approximately $4,067,000 and $4,063,000, respectively. The federal and state net operating loss carryforwards will begin expiring in 2029, unless previously utilized.

At December 31, 2011, the Company had federal and state research tax credit carryforwards of approximately $114,500 and $114,800, respectively. The federal research tax credit carryforwards begin expiring in 2029. The state research tax credit carryforwards do not expire.

The Company applies the authoritative guidance for uncertainty in income taxes pursuant to ASC 740-10. The adoption of this guidance did not have a material impact on the Company’s financial statements. The Company did not record any accruals for income tax accounting uncertainties for the years ended December 31, 2011 or 2010.

The Company’s policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense. The Company did not accrue either interest or penalties as of December 31, 2011 or 2010.

The Company is subject to taxation in the United States, and the state of California. As of December 31, 2011, the Company’s tax years from inception are subject to examination by the tax authorities. The Company is not currently under examination by the United States federal or state jurisdictions.

Licensing Agreements And Research Contracts	12 Months Ended
Dec. 31, 2011
Licensing Agreements And Research Contracts [Abstract]
Licensing Agreements And Research Contracts
8. Licensing Agreements and Research Contracts

University of Missouri	On March 24, 2009 the Company entered into a license agreement with the Curators of the University of Missouri to in-license certain technology and intellectual property relating to self-assembling cell aggregates and to intermediate cellular units. The Company received the exclusive worldwide rights to commercialize products comprising this technology for all fields of use. The Company paid to the University of Missouri a nonrefundable license fee of $25,000 and has committed to reimburse the University of Missouri for certain prior and future patent costs. Each year the Company is required to pay the University of Missouri royalties ranging from 1% to 3% of net sales depending on the level of net sales achieved by the Company each year. A minimum annual royalty of $25,000 is due beginning 2 years after the calendar year of the first commercial sale and is credited to sales royalties. The license agreement terminates upon expiration of the patents licensed and is subject to certain conditions as defined in the license agreement, which are expected to expire after 2029. The $25,000 license fee is included in Other Assets in the accompanying balance sheets and is being amortized over the life of the related patent.

On March 12, 2010, the Company entered into a license agreement with the Curators of the University of Missouri to in-license certain technology and intellectual property relating to engineered biological nerve grafts. The Company received the exclusive worldwide rights to commercialize products comprising this technology for all fields of use. The Company paid to University of Missouri a nonrefundable license fee of $5,000 and has committed to reimburse the University of Missouri for certain prior and future patent costs. In 2011 and 2010, the Company paid the University of Missouri $23,789 and $40,323, respectively, for prior patent costs relating to the license agreements with the University of Missouri. Each year the Company is required to pay the University of Missouri royalties ranging from 1% to 3% of net sales depending on the level of net sales achieved by the Company each year. A minimum annual royalty of $5,000 is due beginning 2 years after the calendar year of the first commercial sale and is credited to sales royalties. An additional royalty of $12,500 is due if there are no net sales within five years from the effective date of the license. The license agreement terminates upon expiration of the patents licensed and is subject to certain conditions as defined in the license agreement. The $5,000 license fee is included in Other Assets and is being amortized over the life of the related patent.

On May 2, 2011, the Company entered into a license agreement with Clemson University Research Foundation to in-license certain technology and intellectual property relating to ink-jet printing of viable cells. The Company received the exclusive worldwide rights to commercialize products comprising this technology for all fields of use. The Company agreed to pay Clemson University a nonrefundable license fee of $32,500, payable in four quarterly payments with the last payment due in April 2012. The Company has also committed to reimburse Clemson University for certain prior and future patent costs. In 2011 the Company paid Clemson University $23,793 for prior patent costs. Each year the Company is required to pay the University royalties ranging from 1.5% to 3% of net sales depending on the level of net sales reached each year and minimum annual fees ranging from $20,000 to $40,000. Specific terms of the royalty and license agreements are confidential. The license agreement terminates upon expiration of the patents licensed, which is expected to expire in May 2024, and is subject to certain conditions as defined in the license agreement.

Clemson University 2011 licensing agreement

On May 2, 2011 the Company entered into a license agreement with Clemson University Research Foundation to in-license certain technology and intellectual property relating to ink-jet printing of viable cells. The Company received the exclusive worldwide rights to commercialize products comprising this technology for all fields of use. The Company agreed to pay Clemson University a nonrefundable license fee in cash and in the form of a convertible promissory note. The Company has also committed to reimburse Clemson University for certain prior and future patent costs. Each year the Company is required to pay the University royalties. Specific terms of the royalty and license agreements are confidential. The license agreement terminates upon expiration of the patents licensed and is subject to certain conditions as defined in the license agreement.

No royalty fees have been incurred under the license agreements as of December 31, 2011.

Capitalized license fees consisted of the following:

December 31,	2011	2010
License fees	$95,000	$30,000
Less accumulated amortization	(7,700)	(2,500)

License fees, net	$87,300	$27,500

Amortization expense of licenses was approximately $5,200, $1,500 and 7,700 for 2011, 2010 and for the period from April 19, 2007 (inception) through December 31, 2011, respectively. At December 31, 2011, the weighted average remaining amortization period for all licenses was approximately 13 years. The annual amortization expense of licenses for the next five years is estimated to be approximately $6,000 per year.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
9. Related Party Transactions

Note payable - related party

In October 2010, the CEO loaned the Company $25,000 and was issued an interest-free note payable for the amount of the loan. At various points in 2011, the CEO made interest-free, short-term loans to the Company which in the aggregate totaled $225,000. All the notes were repaid in full during 2011. Imputed interest on the loans was minimal.

There was approximately $0 and $94,400 in amounts due to the CEO recorded in accounts payable as of December 31, 2011 and 2010, respectively.

Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
5. Commitments and Contingencies

Operating leases

The Company leases office and laboratory space under non-cancelable operating leases. The Company records rent expense on a straight-line basis over the life of the lease and records the excess of expense over the amounts paid as deferred rent.

Rent expense was approximately $60,200 and $26,900 for the three months ended March 31, 2012 and 2011, respectively. Rent expense was approximately $384,800 for the period from April 19, 2007 (inception) through March 31, 2012.

The Company entered into a new facilities lease at 6275 Nancy Ridge Drive, San Diego, CA 92121. The lease was signed on February 27, 2012 with target occupancy of July 15, 2012. The base rent under the lease is approximately $38,800 per month with 3% annual escalators. The lease term is 48 months with an option for the Company to extend the lease at the end of the lease term.

Future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year are as follows:

Year Ending December 31,
2012	$303,229
2013	466,170
2014	466,170
2015	466,170
2016	252,500

Total	$1,954,239

10. Commitments and Contingencies

Operating leases

The Company leases office and laboratory space under non-cancelable operating leases. The Company records rent expense on a straight-line basis over the life of the lease and records the excess of expense over the amounts paid as deferred rent.

Rent expense was approximately $145,200 and $107,500 for the years ended December 31, 2011 and 2010, respectively. Rent expense was approximately $324,600 for the period from April 19, 2007 (inception) through December 31, 2011.

Future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year are as follows:

Year Ending December 31,
2012	$125,095
Thereafter	—

Total	$125,095

Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Concentrations [Abstract]
Concentrations
6. Concentrations

Credit risk	Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments. The Company maintains cash balances at various financial institutions primarily located in San Diego. Accounts at these institutions are secured by the Federal Deposit Insurance Corporation. At times, balances may exceed federally insured limits. The Company has not experienced losses in such accounts, and management believes that the Company is not exposed to any significant credit risk with respect to its cash and cash equivalents.

11. Concentrations

Credit risk	Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments. The Company maintains cash balances at various financial institutions primarily located in San Diego. Accounts at these institutions are secured by the Federal Deposit Insurance Corporation. At times, balances may exceed federally insured limits. The Company has not experienced losses in such accounts, and management believes that the Company is not exposed to any significant credit risk with respect to its cash and cash equivalents.

Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
12. Subsequent Events

Merger transaction

On February 8, 2012, the Company merged with and into Organovo Acquisition Corp. (“Acquisition Corp.”), a wholly-owned subsidiary of Organovo Holdings, Inc., a publicly traded Delaware corporation (“Organovo Holdings”), with the Company surviving the merger as a wholly-owned subsidiary of Organovo Holdings (the “Merger”). As a result of the Merger, Organovo Holdings acquired the business of the Company, and will continue the existing business operations of the Company.

Simultaneously with the Merger, on February 8, 2012 (the “Closing Date”), all of the issued and outstanding shares of the Company’s common stock converted, on a 1 for 1 basis, into shares of Organovo Holding’s common stock, par value $0.001 per share (“Common Stock”). Also on the Closing Date, all of the issued and outstanding options to purchase shares of the Company’s common stock and other outstanding warrants to purchase the Company’s common stock, and all of the issued and outstanding Bridge Warrants (as defined below) to purchase shares of the Company’s Common Stock, converted, respectively, into options (the “New Options”), warrants (the “New Warrants”) and new bridge warrants (the “New Bridge Warrants”) to purchase shares of Organovo Holding’s Common Stock. The New Bridge Warrants, the New Warrants and the New Bridge Options were converted on a 1 for 1 basis. The New Options will be administered under the Company’s 2008 Equity Incentive Plan (the “2008 Plan”), which Organovo Holding’s assumed and adopted on the Closing Date in connection with the Merger.

Specifically, on the Closing Date, (i) 22,445,254 shares of Common Stock were issued to the Company’s former stockholders; (ii) New Options to purchase 896,256 shares of Common Stock granted under the 2008 Plan were issued to the Company’s optionees pursuant to the assumption of the 2008 Plan by Organovo Holdings; (iii) New Warrants to purchase 1,309,750 shares of Organovo Holdings’ Common Stock at $1.00 per share were issued to holders of the Company’s warrants; and (iv) New Bridge Warrants to purchase 1,500,000 shares of Organovo Holdings’ Common Stock at $1.00 per share were issued to the Company’s Bridge Investors.

In connection with three separate closings of a private placement transaction completed in connection with the Merger (the “Offering”), the Company received gross proceeds of approximately $6,500,000 (including $1,500,000 previously received from the conversion of outstanding convertible notes payable), $1,800,000 and $6,900,000 on February 8, 2012, February 29, 2012 and March 16, 2012, respectively.

For all three closings of the Offering, the Company raised total gross proceeds of $15,247,959 and total net proceeds of $11,593,065.91 (or $12,811,897.11, including the conversion of the Bridge Notes referred to above). The Company issued 15,247,987 shares of Organovo Holdings’ Common Stock and warrants to purchase 16,747,987 shares of Organovo Holdings’ Common Stock (including warrants to purchase 1,500,000 shares to former holders of the Bridge Notes) exercisable at $1.00 to investors in the Offering. The placement agent and its selected dealers were paid total cash commissions of $1,372,260 and the Placement Agent was paid an expense allowance of $411,678 and was issued Placement Agent warrants to purchase 6,099,195 shares of Organovo Holdings’ Common Stock at an exercise price of $1.00 per share (including warrants to purchase 610,155 shares issued in connection with issuance of the Bridge Notes and subsequently exchanged for new warrants in the Merger).

The Merger will be treated as a recapitalization of the Company for financial accounting.

On February 8, 2012, the Company merged with and into Organovo Acquisition Corp. (“Acquisition Corp.”), a wholly-owned subsidiary of Organovo Holdings, Inc., a publicly traded Delaware corporation (“Organovo Holdings”), with the Company surviving the merger as a wholly-owned subsidiary of Organovo Holdings (the “Merger”). As a result of the Merger, Organovo Holdings acquired the business of the Company, and will continue the existing business operations of the Company.

Simultaneously with the Merger, on February 8, 2012 (the “Closing Date”), all of the issued and outstanding shares of the Company’s common stock converted, on a 1 for 1 basis, into shares of Organovo Holding’s common stock, par value $0.001 per share (“Common Stock”). Also on the Closing Date, all of the issued and outstanding options to purchase shares of the Company’s common stock and other outstanding warrants to purchase the Company’s common stock, and all of the issued and outstanding Bridge Warrants (as defined below) to purchase shares of the Company’s Common Stock, converted, respectively, into options (the “New Options”), warrants (the “New Warrants”) and new bridge warrants (the “New Bridge Warrants”) to purchase shares of Organovo Holding’s Common Stock. The New Bridge Warrants, the New Warrants and the New Bridge Options were converted on a 1 for 1 basis. The New Options will be administered under the Company’s 2008 Equity Incentive Plan (the “2008 Plan”), which Organovo Holding’s assumed and adopted on the Closing Date in connection with the Merger.

Specifically, on the Closing Date, (i) 22,445,254 shares of Common Stock were issued to the Company’s former stockholders; (ii) New Options to purchase 896,256 shares of Common Stock granted under the 2008 Plan were issued to the Company’s optionees pursuant to the assumption of the 2008 Plan by Organovo Holdings; (iii) New Warrants to purchase 1,309,750 shares of Organovo Holdings’ Common Stock at $1.00 per share were issued to holders of the Company’s warrants; and (iv) New Bridge Warrants to purchase 1,500,000 shares of Organovo Holdings’ Common Stock at $1.00 per share were issued to the Company’s Bridge Investors.

In connection with three separate closings of a private placement transaction completed in connection with the Merger (the “Offering”), the Company received gross proceeds of approximately $6,500,000 (including $1,500,000 previously received from the conversion of outstanding convertible notes payable), $1,800,000 and $6,900,000 on February 8, 2012, February 29, 2012 and March 16, 2012, respectively.

For all three closings of the Offering, the Company raised total gross proceeds of $15,247,959 and total net proceeds of $11,593,065.91 (or $12,811,897.11, including the conversion of the Bridge Notes referred to above). The Company issued 15,247,987 shares of Organovo Holdings’ Common Stock and warrants to purchase 16,747,987 shares of Organovo Holdings’ Common Stock (including warrants to purchase 1,500,000 shares to former holders of the Bridge Notes) exercisable at $1.00 to investors in the Offering. The placement agent and its selected dealers were paid total cash commissions of $1,372,260 and the Placement Agent was paid an expense allowance of $411,678 and was issued Placement Agent warrants to purchase 6,099,195 shares of Organovo Holdings’ Common Stock at an exercise price of $1.00 per share (including warrants to purchase 610,155 shares issued in connection with issuance of the Bridge Notes and subsequently exchanged for new warrants in the Merger).

The Merger will be treated as a recapitalization of the Company for financial accounting purposes. The historical financial statements of Organovo Holdings before the Merger will be replaced with the historical financial statements of the Company before the Merger in all future filings with the Securities and Exchange Commission (the “SEC”).

Before the Merger, Organovo Holdings’ board of directors and stockholders adopted the 2012 Equity Incentive Plan (the “2012 Plan”). The 2012 Plan provides for the issuance of 6,553,9856 shares of Organovo Holdings’ Common Stock to executive officers, directors, advisory board members and employees. In addition, Organovo Holdings assumed and adopted the Company’s 2008 Plan, and as described above option holders under that plan were granted New Options to purchase Common Stock. No further options will be granted under the 2008 Plan. The parties have taken all actions necessary to ensure that the Merger is treated as a tax free exchange under Section 368(a) of the Internal Revenue Code of 1986, as amended.

New facilities lease	The Company entered into a new facilities lease at 6275 Nancy Ridge Drive, San Diego, CA 92121. The lease was signed on February 27, 2012 with target occupancy of July 15, 2012. The base rent under the lease is approximately $38,800 per month with 3% annual escalators. The lease term is 48 months with an option for the Company to extend the lease at the end of the lease term.